Decommissioning Liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provisions for Changes in Decommissioning Liability [Roll Forward]
Decommissioning liability, beginning of year	$ 1,344.2	$ 1,314.4
Reclassified as liabilities associated with assets held for sale	0.0	(4.6)
Foreign exchange	10.0	(7.7)
Decommissioning liability, end of year	1,230.7	1,344.2
Expected to be incurred within one year	(26.9)	(33.7)
Expected to be incurred beyond one year	1,203.8	1,310.5
Decommissioning liability, undiscounted cash flows	$ 1,300.0	$ 1,400.0
Discount rate applied to cash flow projections	2.25%	2.25%
Inflation rate used to extrapolate cash flow projections	2.00%	2.00%
Decommissioning liability
Provisions for Changes in Decommissioning Liability [Roll Forward]
Liabilities incurred	$ 38.6	$ 39.9
Liabilities acquired through capital acquisitions	0.4	25.1
Liabilities disposed through capital dispositions	(68.3)	(66.5)
Liabilities settled	(25.3)	(25.1)
Revaluation of acquired decommissioning liabilities	0.6	42.8
Change in estimated future costs	(79.9)	2.8
Change in discount rate	(20.2)	(7.2)
Accretion expense	$ 30.6	$ 30.3